Income Tax - Schedule of Reconciliation of Income Tax Expense and Accounting Loss Multiplied by Weighted Average Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense and Accounting Loss Multiplied by Weighted Average Statutory Tax Rate [Abstract]
Loss before tax	$ (86,674,261)	$ (61,820,463)	$ (15,010,643)
Tax at the weighted average statutory tax rate of 6.60% (2024: 7.74%)	(5,718,222)	(4,782,940)
Taxes paid outside the respective jurisdiction (including WHT)	2,580,086	1,170,946
Adjustment for effect of:
Losses for which no deferred tax asset is recognised	5,277,312	4,782,940
Profits in taxable subsidiaries	(128,250)
Other permanent differences	886,372	601,139
Income tax expense	$ 2,897,298	$ 1,772,085	$ 654,991